Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 9,305	$ 22,120	$ 25,834
Prepaid expenses and other assets	7,014	877	261
Total current assets	16,319	22,997	26,095
Property, plant and equipment, net	523	294
Operating lease right-of-use assets	408	492
Total assets	17,250	23,783	26,095
Current liabilities:
Trade and other payables	1,255	1,748	896
Accrued expenses and other current liabilities	1,448	689	489
Operating lease liabilities, current	161	113
Total current liabilities	2,864	2,550	1,385
Operating lease liabilities, non-current	248	408
Total liabilities	3,112	2,958	1,385
Commitments and contingencies (Note 8)
Stockholders’ equity:
Common stock value	2	2	1
Preferred stock, $0.0001 par value per share, 10,000,000 shares authorized; no shares issued or outstanding at June 30, 2023 and 2022, respectively
Additional paid-in capital	122,004	116,290	69,074
Accumulated deficit	(104,210)	(92,212)	(43,401)
Foreign currency translation reserve	(3,658)	(3,255)	(963)
Total stockholders’ equity	14,138	20,825	24,711
Total liabilities and stockholders’ equity	$ 17,250	$ 23,783	$ 26,096